CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period	$ (134)	$ (8,033)	$ (5,731)	$ (12,096)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation			327	474
Changes in accrued liability for employee rights upon retirement, net			37	3
Share-based compensation expenses	352	213	473	411
Financial expenses (income), net			(126)	15
Net changes in operating leases			(173)	(48)
Changes in fair value of marketable securities			135	(59)	$ (125)
Changes in operating asset and liabilities:
Receivables from collaborative arrangements (including long-term)			7,792	1,197
Prepaid expenses and other current assets			(891)	(482)
Accounts payable, accrued expenses and other			(8,387)	(782)
Net cash used in operating activities			(6,544)	(11,367)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(102)	(54)
Investment in marketable securities			(10,006)	(4,065)	(6,716)
Proceeds from sales and maturity of marketable securities			1,734	18,946	26,784
Proceeds from short-term deposits			448	500
Proceeds from long-term deposits			9	2
Net cash provided by (used in) investing activities			(7,917)	15,329
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options			15	83
Net cash provided by financing activities			15	83
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS			126	(15)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH			(14,320)	4,030
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE PERIOD			21,235	8,272	8,272
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE PERIODS	6,915	12,302	6,915	12,302	21,235
Cash and Cash equivalents	5,765	11,152	5,765	11,152	20,085
Restricted cash	1,150	1,150	1,150	1,150
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	$ 6,915	$ 12,302	6,915	12,302	$ 21,235
SUPPLEMENTARY INFORMATION:
Interest received			$ 153	$ 582